Parent Entity Information (Unaudited) (Details) - Schedule of Financial Position - Parent [member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Parent Entity Information (Unaudited) (Details) - Schedule of Financial Position [Line Items]
Total non-current assets	$ 119	$ 2,826,460
Total current assets	55,028,200	46,336,496
Total assets	55,028,319	49,162,956
Total current liabilities	(2,211,055)	(6,992,318)
Total non-current liabilities	(11,144,000)	(2,408,271)
Total liabilities	(13,355,055)	(9,400,589)
Total assets less liabilities	41,673,264	39,762,367
Equity
Issued capital	68,977,851	65,464,091
Other reserves	2,544,840
Accumulated losses	(29,849,427)	(25,701,724)
Total equity	$ 41,673,264	$ 39,762,367